Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property and Equipment [Abstract]
Summary of property and equipment
	Lives	2013	2012

Office equipment	5 years	$162,384	$156,162
Furniture and fixture	7 years	3,100	1,292

Total property and equipment		165,484	157,454
Less: accumulated depreciation		(154,444)	(154,444)
Loss on disposition of equipment		(4,122)	-

Property and equipment, net		$6,918	$3,010

	Lives	2012	2011

Office equipment	5 years	$156,162	$153,804
Furniture and fixture	7 years	1,292	1,292

Total property, plant and equipment		157,454	155,096
Less: accumulated depreciation		(154,444)	(153,863)

Property and equipment		$3,010	$1,233